Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Share amounts in thousands	2023	2022	2023	2022
Numerator:
Net income attributable to common shareholders	$44,677	$76,400	$149,635	$227,695
Denominator:
Weighted average common shares outstanding - basic	40,886	45,896	41,980	47,252
Dilutive share options, RSU and PSU	1,027	811	898	840
Weighted average common shares outstanding - diluted	41,913	46,707	42,878	48,092
Net income attributable to common shareholders per common share:
Basic	$1.09	$1.66	$3.56	$4.82
Diluted	$1.07	$1.64	$3.49	$4.73

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	—	285	105	303